Share-Based and Other Compensation Plans - Time Based Restricted Stock Units Activity (Parenthetical) (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Time Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs vested but shares not issued	1,025